AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 97.1%
Consumer Discretionary - 13.0%
Bright Horizons Family Solutions, Inc.*	45,709	$2,635,124
Burlington Stores, Inc.*,1	37,329	4,176,742
Carter's, Inc.[1]	74,647	4,891,618
Cavco Industries, Inc.*	33,530	6,899,133
Dorman Products, Inc.*	72,889	5,985,645
Five Below, Inc.*,1	51,671	7,113,546
Gentherm, Inc.*	82,664	4,110,881
Grand Canyon Education, Inc.*	39,545	3,252,576
Krispy Kreme Inc.[1]	179,515	2,069,808
Lithia Motors, Inc., Class A	32,908	7,060,411
Nordstrom, Inc.	63,451	1,061,535
Polaris, Inc.[1]	75,871	7,257,061
Texas Roadhouse, Inc.	98,511	8,596,070
Vail Resorts, Inc.	22,978	4,954,976

Total Consumer Discretionary		70,065,126
Consumer Staples - 4.9%
BJ's Wholesale Club Holdings, Inc.*	182,511	13,288,626
Lancaster Colony Corp.	42,991	6,460,687
Performance Food Group Co.*	157,757	6,775,663

Total Consumer Staples		26,524,976
Energy - 3.6%
ChampionX Corp.	123,716	2,421,122
Diamondback Energy, Inc.	81,779	9,851,099
Magnolia Oil & Gas Corp., Class A	254,121	5,034,137
ProPetro Holding Corp.*	275,183	2,215,223

Total Energy		19,521,581
Financials - 11.9%
Artisan Partners Asset Management, Inc., Class A	65,869	1,773,852
Atlantic Union Bankshares Corp.	182,111	5,532,532
Glacier Bancorp, Inc.	97,610	4,795,579
Kinsale Capital Group, Inc.	38,492	9,831,627
Pinnacle Financial Partners, Inc.	122,701	9,951,051
Piper Sandler Cos.	58,161	6,091,783
Signature Bank	46,380	7,003,380
Voya Financial, Inc.	162,322	9,820,481
Western Alliance Bancorp.	138,948	9,134,442

Total Financials		63,934,727
Health Care - 15.9%
Acadia Healthcare Co., Inc.*	90,822	7,100,464
Azenta, Inc.	56,316	2,413,704
Bio-Rad Laboratories, Inc., Class A*	11,336	4,728,699
	Shares	Value

Catalent, Inc.*	93,011	$6,730,276
Globus Medical, Inc., Class A*	89,471	5,329,787
Halozyme Therapeutics, Inc.*,1	95,904	3,792,044
Hologic, Inc.*	74,408	4,800,804
Horizon Therapeutics PLC*	120,866	7,480,397
Integer Holdings Corp.*	76,534	4,762,711
Intra-Cellular Therapies, Inc.*	108,515	5,049,203
Jazz Pharmaceuticals PLC (Ireland)*	50,242	6,696,756
Molina Healthcare, Inc.*	24,052	7,933,312
Neurocrine Biosciences, Inc.*	76,084	8,080,882
STERIS PLC	19,183	3,189,749
Syneos Health, Inc.*	107,584	5,072,586
Vericel Corp.*	122,462	2,841,118

Total Health Care		86,002,492
Industrials - 18.3%
Booz Allen Hamilton Holding Corp.	91,533	8,453,073
Columbus McKinnon Corp.	141,903	3,712,182
Comfort Systems USA, Inc.	81,543	7,936,580
Exponent, Inc.	64,231	5,631,132
Federal Signal Corp.	177,496	6,624,151
Gates Industrial Corp. PLC*	674,767	6,585,726
Gibraltar Industries, Inc.*	118,685	4,857,777
Hexcel Corp.	110,045	5,691,527
Ingersoll Rand, Inc.	174,057	7,529,706
Lincoln Electric Holdings, Inc.	34,627	4,353,306
Nordson Corp.	43,783	9,293,817
RBC Bearings, Inc.*	46,242	9,609,550
Ritchie Bros. Auctioneers, Inc. (Canada)	107,464	6,714,351
Schneider National, Inc., Class B	161,699	3,282,490
The Toro Co.	96,716	8,364,000

Total Industrials		98,639,368
Information Technology - 14.7%
Cognex Corp.	177,859	7,372,256
Entegris, Inc.	93,174	7,735,306
Gartner, Inc.*	32,489	8,989,381
Globant SA (Uruguay)*	38,445	7,192,291
HubSpot, Inc.*	18,835	5,087,710
Manhattan Associates, Inc.*	90,280	12,009,948
Paylocity Holding Corp.*	42,241	10,204,581
Power Integrations, Inc.	59,182	3,806,586
Rapid7, Inc.*	90,206	3,869,837
Silicon Laboratories, Inc.*	49,827	6,150,645

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 14.7% (continued)
Zebra Technologies Corp., Class A*	25,278	$6,623,089

Total Information Technology		79,041,630
Materials - 5.7%
AptarGroup, Inc.	37,188	3,533,975
Eagle Materials, Inc.	63,273	6,781,600
Element Solutions, Inc.	505,958	8,231,937
Quaker Chemical Corp.[1]	35,174	5,078,422
RPM International, Inc.	82,206	6,848,582

Total Materials		30,474,516
Real Estate - 6.9%
Agree Realty Corp., REIT	99,546	6,727,319
Easterly Government Properties, Inc., REIT [1]	310,242	4,892,516
EastGroup Properties, Inc., REIT	27,232	3,930,667
Hudson Pacific Properties, Inc., REIT	189,988	2,080,369
National Storage Affiliates Trust, REIT	83,669	3,478,957
Physicians Realty Trust, REIT	331,882	4,991,505
Summit Hotel Properties, Inc., REIT	465,318	3,126,937
Sun Communities, Inc., REIT	59,434	8,043,203

Total Real Estate		37,271,473
Utilities - 2.2%
IDACORP, Inc.	70,238	6,954,264
	Shares	Value

Portland General Electric Co.	117,599	$5,110,853

Total Utilities		12,065,117

Total Common Stocks (Cost $541,138,111)		523,541,006

	Principal Amount
Short-Term Investments - 3.4%
Joint Repurchase Agreements - 0.1%[2]
Nomura Securities International, Inc., dated 09/30/22, due 10/03/22, 3.050% total to be received $653,641 (collateralized by various U.S. Government Agency Obligations, 1.500% - 8.000%, 12/01/22 - 09/01/52, totaling $666,546)	$653,475	653,475
Repurchase Agreements - 3.3%
Fixed Income Clearing Corp., dated 09/30/2022 due 10/03/2022, 2.900% total to be received $17,913,328 (collateralized by a U.S. Treasury, 1.500%, 11/30/28, totaling $18,267,186)	17,909,000	17,909,000

Total Short-Term Investments (Cost $18,562,475)		18,562,475
Total Investments - 100.5% (Cost $559,700,586)		542,103,481
Other Assets, less Liabilities - (0.5)%		(2,853,076)
Net Assets - 100.0%		$539,250,405

*	Non-income producing security.
[1]	Some of these securities, amounting to $25,887,696 or 4.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$523,541,006	—	—	$523,541,006
Short-Term Investments
Joint Repurchase Agreements	—	$653,475	—	653,475
Repurchase Agreements	—	17,909,000	—	17,909,000
Total Investments in Securities	$523,541,006	$18,562,475	—	$542,103,481

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$25,887,696	$653,475	$26,011,936	$26,665,411
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.5000%	10/31/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.